John Hancock Funds II
601 Congress Street
Boston, MA 02210

December 20, 2013

VIA EDGAR

U.S Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re: John Hancock Funds II (the “Registrant”)
File Nos. 333-126293; 811-21779

Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), this letter serves as notice that the forms of prospectuses and statement of additional information dated December 1, 2013 for each class of shares of China Emerging Leaders Fund, Currency Strategies Fund, Diversified Strategies Fund, Fundamental All Cap Core Fund, Fundamental Large Cap Core Fund, Fundamental Large Cap Value Fund, Global Absolute Return Strategies Fund, Global Income Fund, International Growth Equity Fund, Short Duration Credit Opportunities Fund and Technical Opportunities Fund, each a separate series of the Registrant, that would have been filed under paragraph (c) of Rule 497 would not have differed from the forms of prospectuses and statement of additional information contained in Post-Effective Amendment No. 110 to the Registration Statement on Form N-1A filed electronically with the U.S. Securities and Exchange Commission on November 26, 2013 via EDGAR.

If you have any questions or comments, please call me at 617-663-4326.

/s/ Andrew Wilkins

Andrew Wilkins

Assistant Secretary